DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Other Operating Results (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS [Abstract]
Net increase in provisions	[1]	$ (356,890)	$ (612,036)	$ (453,946)
Recovery of insurance		29,000	730,846	696,771
Recovery action of VAT and income tax		0	144,912	0
Others		251,392	(12,797)	50,697
Total		$ (76,498)	$ 250,925	$ 293,522

[1]	Including legal expenses